Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense And Other Assets Current [Abstract]
Insurance premiums	$ 337	$ 421	$ 501
Financing costs		70
VAT/GST receivable	34	29
Security deposit	49	50	50
Other	134	130
Other		159	147
Total prepaid expenses and other current assets	$ 554	$ 700	$ 698